CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2022	2021
Cash	$54,340	$81,370
Cash equivalents	455,183	417,919

Total c ash and cash equivalents	509,523	499,289
Non-current portion of restricted cash	130	130

Total cash, cash equivalents and restricted cash	$509,653	$499,419